Investment in Assets Measured at Fair Value through Profit or Loss (Details Narrative) ₪ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 ILS (₪)	Dec. 31, 2023 ILS (₪)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Issued capital | ₪			₪ 643,158		₪ 632,025
F.O.R.E biotherapeutics ltd [member] | Contractual agreement [member]
IfrsStatementLineItems [Line Items]
Diluted percentage			0.03%
Issued capital | $				$ 40,000
Undiluted percentage			0.03%
F.O.R.E biotherapeutics ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage						0.44%
F.O.R.E biotherapeutics ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage						0.11%
Regenera pharma ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage				0.11%
Regenera pharma ltd [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage				0.03%
Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Return for convertible loan, amount	$ 300	₪ 965